Adoption of New and Amendments to IFRSs	12 Months Ended
Dec. 31, 2022
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Adoption of New and Amendments to IFRSs
3.	ADOPTION OF NEW AND AMENDMENTS TO IFRSs
For the purposes of preparing and presenting the consolidated financial statements, the Group has consistently applied the accounting policies which conform with the IFRSs, which are effective for the Group’s accounting period beginning on January 1, 2022.
New and amendments to IFRSs in issue but not yet effective
The Group has not early applied the following new and amendments to IFRSs and International Accounting Standards (“IASs”) that have been issued but are not yet effective:

IFRS 17 (including the June 2020 and December 2021 Amendments to IFRS 17)	Insurance Contracts 1
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture 2
Amendments to IFRS 16	Lease Liability in a Sale and Leaseback 3
Amendments to IAS 1	Classification of Liabilities as Current or Non-current 3
Amendments to IAS 1	Non-current Liabilities with Covenant 3
Amendments to IAS 1 and IFRS Practice Statement 2	Disclosure of Accounting Policies 1
Amendments to IAS 8	Definition of Accounting Estimates 1
Amendments to IAS 12	Deferred Tax related to Assets and Liabilities arising from a Single Transaction 1

1	Effective for annual periods beginning on or after January 1, 2023
2	Effective for annual periods beginning on or after a date to be determined
3	Effective for annual periods beginning on or after January 1, 2024
Except for the amendments to IFRSs mentioned below, the management of the Company anticipate that the application of the other new and amendments to IFRSs will have no material impact on the Group’s financial performance and positions and/or the disclosures to the Group’s consolidated financial statements in the foreseeable future.
Amendments to IAS 1
Classification of Liabilities as Current or
Non-current
(2020) (the “2020 Amendments”) and Amendments to IAS 1
Non-current
Liabilities with Covenants
(the “2022 Amendments”)
The 2020 Amendments provide clarification and additional guidance on t he asses
sment of right to defer settlement for at least twelve months from reporting date for classification of liabilities as current or non-current,
which:

•
clarify that if a liability has terms that could, at the option of the counterparty, result in its settlement by the transfer of the entity’s own equity instruments, these terms do not affect its classification as current or non-current
only if the entity recognises the option separately as an equity instrument applying IAS 32
Financial Instruments: Presentation
.

•
specify that the classification of liabilities as current or non-current
should be based on rights that are in existence at the end of the reporting period. Specifically, the amendments clarify that the classification should not be affected by management intentions or expectations to settle the liability within 12 months.

For rights to defer settlement for at least twelve months from reporting date which are conditional on the compliance with covenants, the requirements introduced by the 2020 Amendments have been modified by the 2022 Amendments. The 2022 Amendments specify that only covenants with which an entity is required to comply with on or before the end of the reporting period affect the entity’s right to defer settlement of a liability for at least twelve months after the reporting date. Covenants which are required to comply with only after the reporting period do not affect whether that right exists at the end of the reporting period.
In addition, the 2022 Amendments specify the disclosure requirements about information that enables users of financial statements to understand the risk that the liabilities could become repayable within twelve months after the reporting period, if the entity classify liabilities arising from loan arrangements as non-current
when the entity’s right to defer settlement of those liabilities is subject to the entity complying with covenants within twelve months after the reporting period.
The 2022 Amendments also defer the effective date of applying the 2020 Amendments to annual reporting periods beginning on or after 1 January 2024. The 2022 Amendments, together with the 2020 Amendments, are effective for annual reporting periods beginning on or after 1 January 2024, with early application permitted. If an entity applies the 2020 Amendments for an earlier period after the issue of the 2022 Amendments, the entity should also apply the 2022 Amendments for that period.
As at December 31, 2022, the Group’s outstanding convertible preferred shares include counterparty conversion options that do not meet equity instruments classification by applying IAS 32
Financial instruments: Presentation
. The Group classified as current or
non-current
based on the earliest date in which the Group has the obligation to redeem these instruments through cash settlement. The convertible preferred shares were designated as at fair value through profit or loss (“FVTPL”) with carrying amount of US$511,861 as of December 31, 2022 and is classified as non-current
as set out in Note 24. Upon the application of the 2020 Amendments, in addition to the obligation to redeem through cash settlement, the transfer of equity instruments upon the exercise of the conversion options that do not meet equity instruments classification also constitute settlement of the convertible instruments. The convertible preferred shares designated as at FVTPL amounting to US$511,861 as of December 31, 2022 would be classified as current as the Group does not have
the right to defer
delivery of shares upon the
the exercise of the conversion options for at least twelve months from the reporting date.
Except for as disclosed above, the application of the amendments is not expected to have significant impact on the Group’s other financial liabilities recognized in the consolidated financial statements.
Amendments to IAS 1 and IFRS Practice Statement 2
Disclosure of Accounting Policies
IAS 1 is amended to replace all instances of the term “significant accounting policies” with “material accounting policy information”. Accounting policy information is material if, when considered together with other information included in an entity’s financial statements, it can reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements.
The amendments also clarify that accounting policy information may be material because of the nature of the related transactions, other events or conditions, even if the amounts are immaterial. However, not all accounting policy information relating to material transactions, other events or conditions is itself material. If an entity chooses to disclose immaterial accounting policy information, such information must not obscure material accounting policy information.
IFRS Practice Statement 2
Making Materiality Judgments
(the “Practice Statement”) is also amended to illustrate how an entity applies the “four-step materiality process” to accounting policy disclosures and to judge whether information about an accounting policy is material to its financial statements. Guidance and examples are added to the Practice Statement.

The application of the amendments is not expected to have significant impact on the financial position or performance of the Group but may affect the disclosures of the Group’s significant accounting policies. The impacts of application, if any, will be disclosed in the Group’s future consolidated financial statements.
Amendments to IAS 8
Definition of Accounting Estimates
The amendments define accounting estimates as “monetary amounts in financial statements that are subject to measurement uncertainty”. An accounting policy may require items in financial statements to be measured in a way that involves measurement uncertainty — that is, the accounting policy may require such items to be measured at monetary amounts that cannot be observed directly and must instead be estimated. In such a case, an entity develops an accounting estimate to achieve the objective set out by the accounting policy. Developing accounting estimates involves the use of judgments or assumptions based on the latest available, reliable information.
In addition, the concept of changes in accounting estimates in IAS 8 is retained with additional clarifications.
The application of the amendments is not expected to have significant impact on the financial position or performance of the Group but may require additional disclosures of the Group’s significant accounting estimates. The impacts of application, if any, will be disclosed in the Group’s future consolidated financial statements.
Amendments to IAS 12
Deferred Tax related to Assets and Liabilities arising from a Single Transaction
The amendments narrow the scope of the recognition exemption of deferred tax liabilities and deferred tax assets in paragraphs 15 and 24 of IAS 12
Income Taxes
so that it no longer applies to transactions that, on initial recognition, give rise to equal taxable and deductible temporary differences.
As disclosed in note 4 to the consolidated financial statements, for leasing transactions in which the tax deductions are attributable to the lease liabilities, the Group applies IAS 12 requirements to the relevant assets and liabilities as a whole. Temporary differences relating to relevant assets and liabilities are assessed on a net basis.
Upon the application of the amendments, the Group will recognise a deferred tax asset (to the extent that it is probable that taxable profit will be available against which the deductible temporary difference can be utilised) and a deferred tax liability for all deductible and taxable temporary differences associated with the right-of-use
assets and the lease liabilities.

The amendments are effective for the Group’s annual reporting period beginning on 1 January 2023. As at 31 December 2022, the carrying amounts of right-of-use
assets and lease liabilities which are subject to the amendments amounted to US$991 and US$991, respectively. The initial application of the amendments will have no impact on the opening balance of accumulated losses (or other component of equity, as appropriate) at the beginning of the earliest comparative period presented.